Research and Developement and Software	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Research and Development and Software [Abstract]
RESEARCH AND DEVELOPMENT AND SOFTWARE
4 – RESEARCH AND DEVELOPMENT AND SOFTWARE

In Early 2012, the Company started developing the Visualizer™ suite. This intuitive and easy to use business intelligence product is designed to meet the emerging need for healthcare analytics. Customer data is infused into the suite, and the Company uses this to develop pre-defined analytics targeted to address healthcare’s emerging concerns and needs.

HRAA’s Visualizer™ suite encompasses multiple offerings. The first project is ICD Visualizer™, which assists healthcare leaders with their need to understand the exponential impact of the transition to ICD-10 including work flow, productivity, process changes and documentation and reimbursement risks. The application helps to visualize the reimbursement and operational effects of transitioning organizations to ICD-10 and identify where to focus education and documentation issues. It enables clients to develop a custom work plan to mitigate risks from the highest areas of exposure to the least.

The transition to ICD-10 is causing a paradigm shift in healthcare. In response, we have developed a new product called OMC Initiator (Outsourced Medical Coding) for processing healthcare claims within hospitals. This product captures data from the physician or the hospital’s financial systems and correlates the data in a manner that expedites the processing of a claim. To validate our new product, our team of Emergency Department Coders (ED Coders) is continuously evaluating the process of coding claims in order to enhance our product.

At September 30, 2013, the Company had accumulated a total of $1,011,068 in capitalized costs related to the development of the Visualizer™ suite and the OMC Initiater which was included as Software on the accompanying consolidated balance sheet. As of September 30, 2013 we amortized $64,137 of the capitalized software after the general release on July 15, 2013 for the Visualizer project.

At the end of September 2013, the Company re-evaluated the capitalized research and development costs for the Visualizer software suite of multiple offerings and the OMC Initiater after an evaluation based in part on the lack of cash flow and customer demand in ICD Visualizer after the general acceptance release date of July 15, 2013. In addition, the Company also considered its going concern opinion and cash liquidity concerns that restrain the ability to make capital investments in research and development to complete existing products in the pipeline as the available cash is needed to fund normal operating expenses. As a result of this evaluation, the Company recorded a loss of $946,931 that is presented as a line item entitled “asset impairment” on the consolidated statement of operations.

Amortization expense for software, for the three months ended September 30, 2013 and 2012 was $64,137 and $0, respectively. Software consisted of the following at September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Software	$1,011,068	$258,933
Accumulated amortization	(64,137)	-
Asset Impairment	(946,931)	-
Software, net	$-	$258,933

5 – RESEARCH AND DEVELOPMENT AND SOFTWARE

Early 2012, the Company started developing the Visualizer™ suite. This intuitive and easy to use business intelligence product is designed to meet the emerging need for healthcare analytics. Customer data is infused into the suite, and the Company uses this to develop pre-defined analytics targeted to address healthcare’s emerging concerns and needs.

HRAA’s Visualizer™ suite will encompass multiple offerings. The first project currently under development is ICD Visualizer™, which assists healthcare leaders with their need to understand the exponential impact of the transition to ICD-10 including work flow, productivity, process changes and documentation and reimbursement risks. The application helps to visualize the reimbursement and operational effects of transitioning organizations to ICD-10 and identify where to focus education and documentation issues. It enables clients to develop a custom work plan to mitigate risks from the highest areas of exposure to the least.

At December 31, 2012, the Company had accumulated $258,933 of capitalized costs related to the development of the Visualizer™ suite which is included as Software on the accompanying consolidated balance sheet.

Amortization expense for software, for the years ended December 31, 2012 and 2011 was $0, respectively as there has not been a general release of the software for sale as of December 31, 2012.  Software consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Software	$258,933	$-
Accumulated amortization	-	-
Software, net	$258,933	$-

The following is a schedule of estimated future amortization expense of software at December 31, 2012 (assumes amortization begins January 1, 2013):

Estimated amortization expense of software is as follows:

Year Ending December 31,
2013	$86,311
2014	86,311
2015	86,311
Total	$258,933